Net finance costs	12 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Net finance costs	Net finance costs

	Year ended September 30
	2022	2021
	$	$
Interest on long-term debt	57,752	67,467
Interest on lease liabilities	27,426	33,255
Net interest costs on net defined benefit obligations or assets (Note 17)	1,626	2,413
Other finance costs	8,413	6,774
Finance costs	95,217	109,909
Finance income	(3,194)	(3,111)
	92,023	106,798